SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Mortgage Securitizations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. government-sponsored agency guaranteed
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	$ 41,300	$ 35,000	$ 27,800
Contractual servicing fees received	400	500	600
Cash flows received on retained interests and other net cash flows	100	100	100
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	2,258	3,546
Carrying value of retained interests, impact of 10% adverse change in discount rate	(71)	(79)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(138)	(155)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(80)	(111)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	$ (160)	$ (213)
U.S. government-sponsored agency guaranteed | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	0.80%	0.00%
Constant prepayment rate	3.80%	5.70%
Weighted average life	6 months	3 years 6 months
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	0.70%	0.00%
Constant prepayment rate	6.80%	5.70%
Weighted average life	2 months 12 days	1 year 3 months 18 days
U.S. government-sponsored agency guaranteed | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	13.70%	11.40%
Constant prepayment rate	30.90%	34.90%
Weighted average life	17 years 6 months	13 years 9 months 18 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	28.20%	27.00%
Constant prepayment rate	22.80%	27.80%
Weighted average life	28 years 9 months 18 days	21 years
U.S. government-sponsored agency guaranteed | Weighted Average
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	9.90%	6.80%
Constant prepayment rate	11.10%	11.80%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	9.00%	4.90%
Constant prepayment rate	10.20%	12.30%
Mortgage securitizations - Non-agency-sponsored
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	$ 11,800	$ 12,100	11,800
Contractual servicing fees received	0	0	0
Cash flows received on retained interests and other net cash flows	0	0	0
Senior interests
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	26	179
Carrying value of retained interests, impact of 10% adverse change in discount rate	(7)	(8)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(14)	(15)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(2)	(3)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(3)	(6)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(7)	(6)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	$ (14)	$ (11)
Senior interests | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate		2.00%
Anticipated net credit losses		40.00%
Weighted average life		2 years 6 months
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	0.00%	1.60%
Constant prepayment rate	4.20%	4.20%
Anticipated net credit losses	0.50%	0.20%
Weighted average life	5 years	3 months 18 days
Senior interests | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate		3.20%
Weighted average life		9 years 9 months 18 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	8.10%	67.60%
Constant prepayment rate	14.70%	100.00%
Anticipated net credit losses	85.60%	89.10%
Weighted average life	8 years 6 months	18 years 1 month 6 days
Senior interests | Weighted Average
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	0.00%	2.90%
Anticipated net credit losses	0.00%	40.00%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	2.10%	7.60%
Constant prepayment rate	11.00%	14.00%
Anticipated net credit losses	31.40%	48.90%
Subordinated interests
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	$ 161	$ 533
Carrying value of retained interests, impact of 10% adverse change in discount rate	(8)	(25)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(16)	(49)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(4)	(9)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(8)	(18)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(1)	(7)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	$ (2)	$ (14)
Subordinated interests | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate		2.90%
Constant prepayment rate		2.80%
Anticipated net credit losses		38.10%
Weighted average life		8 years 10 months 24 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	5.10%	2.00%
Constant prepayment rate	0.50%	0.50%
Anticipated net credit losses	8.00%	3.80%
Weighted average life	1 year 2 months 12 days	10 months 24 days
Subordinated interests | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate		12.10%
Constant prepayment rate		8.00%
Anticipated net credit losses		92.00%
Weighted average life		12 years 10 months 24 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	26.40%	24.90%
Constant prepayment rate	37.50%	20.80%
Anticipated net credit losses	63.70%	92.00%
Weighted average life	12 years 1 month 6 days	19 years
Subordinated interests | Weighted Average
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	0.00%	5.20%
Constant prepayment rate	0.00%	3.50%
Anticipated net credit losses	0.00%	70.60%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	13.10%	8.40%
Constant prepayment rate	10.80%	7.50%
Anticipated net credit losses	48.30%	54.40%
Personal loan
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	$ 500	$ 700
Citicorp | U.S. government-sponsored agency guaranteed
Cash Flows Between Transferor and Transferee
Gains recognized on the securitization	105	149	214
Citicorp | Mortgage securitizations - Non-agency-sponsored
Cash Flows Between Transferor and Transferee
Gains recognized on the securitization	$ 107	$ 41	$ 53